Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Large Cap Focus Growth V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 6.2%
Howmet Aerospace, Inc. ................ 30,271 $ 6,976,255
L3Harris Technologies, Inc. .............. 12,564 4,336,464
TransDigm Group, Inc. ................. 2,449 2,838,293
14,151,012
Automobiles — 1.0%
Tesla, Inc.
(a)
......................... 6,281 2,334,962
Broadline Retail — 8.0%
Amazon.com, Inc.
(a)
................... 88,002 18,328,177
Communications Equipment — 2.0%
Arista Networks, Inc.
(a)
................. 37,045 4,548,385
Construction & Engineering — 2.5%
Quanta Services, Inc. .................. 10,565 5,800,396
Consumer Finance — 1.7%
Capital One Financial Corp. .............. 21,494 3,921,150
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc. ........................ 21,221 2,637,346
Electrical Equipment — 2.0%
Eaton Corp. plc ...................... 13,111 4,689,411
Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.
(a)
................ 40,745 2,556,749
Health Care Providers & Services — 2.3%
McKesson Corp. ..................... 5,988 5,181,776
Interactive Media & Services — 9.5%
Alphabet, Inc. , Class A ................. 40,225 11,567,101
Meta Platforms, Inc. , Class A ............. 17,974 10,283,465
21,850,566
IT Services — 3.8%
(a)
Shopify, Inc. , Class A .................. 34,133 4,048,856
Snowflake, Inc. , Class A ................ 30,424 4,588,548
8,637,404
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc. ............. 3,150 1,548,320
Machinery — 2.7%
Caterpillar, Inc. ...................... 8,620 6,106,925
Metals & Mining — 2.2%
Freeport-McMoRan, Inc. ................ 87,124 5,121,149
Oil, Gas & Consumable Fuels — 1.0%
EQT Corp. ......................... 37,458 2,383,827
Pharmaceuticals — 2.1%
Eli Lilly & Co. ....................... 5,148 4,734,976
Semiconductors & Semiconductor Equipment — 24.7%
Applied Materials, Inc. ................. 10,701 3,657,495
Broadcom, Inc. ...................... 35,801 11,080,767
Intel Corp.
(a)
........................ 108,513 4,788,679
Lam Research Corp. .................. 18,782 4,012,962
NVIDIA Corp. ....................... 189,805 33,101,992
56,641,895
Software — 13.8%
AppLovin Corp. , Class A
(a)
............... 10,330 4,111,340
Datadog, Inc. , Class A
(a)
................ 47,345 5,589,077
Microsoft Corp. ...................... 38,213 14,145,306
Oracle Corp. ........................ 23,023 3,386,914
Security
Shares
Shares Value
Software (continued)
Palo Alto Networks, Inc.
(a)
............... 27,686 $ 4,438,620
31,671,257
Specialized REITs — 2.7%
Equinix, Inc. ........................ 6,252 6,128,460
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc. ......................... 54,595 13,855,665
Total Common Stocks — 97 .1%
(Cost: $ 166,135,713 ) .............................. 222,829,808
Preferred Securities
Preferred Stocks — 2.2%
Interactive Media & Services — 2.2%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,906,152 )
(a) (b) (c)
................ 17,396 5,027,966
Total Preferred Securities — 2 .2%
(Cost: $ 1,906,152 ) ............................... 5,027,966
Total Long-Term Investments — 99.3%
(Cost: $ 168,041,865 ) .............................. 227,857,774
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55%
(d) (e)
................... 385,776 385,776
Total Short-Term Securities — 0 .2%
(Cost: $ 385,776 ) ................................. 385,776
Total Investments — 99 .5%
(Cost: $ 168,427,641 ) .............................. 228,243,550
Other Assets Less Liabilities — 0.5% .................... 1,134,949
Net Assets — 100.0% ...............................
$ 229,378,499
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,027,966, representing 2.19% of its net assets as of period end, and an original cost of $1,906,152.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Large Cap Focus Growth V.I. Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,664,209 $ — $ (2,278,433)
(a)
$ — $ — $ 385,776 385,776 $ 8,872 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Large Cap Focus Growth V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 222,829,808 $ — $ — $ 222,829,808
Preferred Securities ....................................... — — 5,027,966 5,027,966
Short-Term Securities
Money Market Funds ...................................... 385,776 — — 385,776
$ 223,215,584 $ — $ 5,027,966 $ 228,243,550
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2025 ................................................................................... $ 4,499,823 $ 4,499,823
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a)
...................................................................................... 528,143 528,143
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of March 31, 2026 ......................................................................................
$ 5,027,966 $ 5,027,966
Net change in unrealized appreciation on investments still held at March 31, 2026
(a)
.........................................................
$ 528,143 $ 528,143
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Large Cap Focus Growth V.I. Fund
5
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 5,027,966 Market Revenue Multiple 1.60x —
$ 5,027,966
Portfolio Abbreviation
REIT Real Estate Investment Trust